STOCK-BASED COMPENSATION - Stock Options (Details) - Options to purchase common stock and unvested RSUs - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding Options, Number Outstanding	44,940,169	47,454,759
Outstanding Options, Weighted Average Remaining Contractual life	6 years 3 months 21 days	6 years 8 months 12 days
Options Exercisable, Number Outstanding	30,931,099	28,897,348
Options Exercisable, Weighted Average Remaining Contractual life	5 years 4 months 20 days	5 years 5 months 12 days
$0.010
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 0.010	$ 0.01
Outstanding Options, Number Outstanding	6,890,341	2,825,937
Outstanding Options, Weighted Average Remaining Contractual life	8 years 8 months 12 days	9 years 2 months 15 days
Options Exercisable, Number Outstanding	643,753
Options Exercisable, Weighted Average Remaining Contractual life	8 years 1 month 20 days	0 years
$0.080
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 0.080
Outstanding Options, Number Outstanding	318,239
Outstanding Options, Weighted Average Remaining Contractual life	5 years 5 months 4 days
Options Exercisable, Number Outstanding	300,549
Options Exercisable, Weighted Average Remaining Contractual life	5 years 4 months 20 days
$0.02
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		$ 0.02
Outstanding Options, Number Outstanding		513,826
Outstanding Options, Weighted Average Remaining Contractual life		3 months 25 days
Options Exercisable, Number Outstanding		513,826
Options Exercisable, Weighted Average Remaining Contractual life		3 months 25 days
$0.140
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 0.140
Outstanding Options, Number Outstanding	99,959
Outstanding Options, Weighted Average Remaining Contractual life	8 months 23 days
Options Exercisable, Number Outstanding	99,959
Options Exercisable, Weighted Average Remaining Contractual life	8 months 23 days
$0.08
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		$ 0.08
Outstanding Options, Number Outstanding		460,701
Outstanding Options, Weighted Average Remaining Contractual life		4 years 9 months 10 days
Options Exercisable, Number Outstanding		372,251
Options Exercisable, Weighted Average Remaining Contractual life		4 years 2 months 19 days
$0.350
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 0.350
Outstanding Options, Number Outstanding	71,507
Outstanding Options, Weighted Average Remaining Contractual life	1 year 10 months 9 days
Options Exercisable, Number Outstanding	71,507
Options Exercisable, Weighted Average Remaining Contractual life	1 year 10 months 9 days
$0.14
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		$ 0.14
Outstanding Options, Number Outstanding		389,035
Outstanding Options, Weighted Average Remaining Contractual life		1 year 11 months 19 days
Options Exercisable, Number Outstanding		389,035
Options Exercisable, Weighted Average Remaining Contractual life		1 year 11 months 19 days
$0.540
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 0.540
Outstanding Options, Number Outstanding	1,641,129
Outstanding Options, Weighted Average Remaining Contractual life	2 years 5 months 12 days
Options Exercisable, Number Outstanding	1,641,129
Options Exercisable, Weighted Average Remaining Contractual life	2 years 5 months 12 days
$0.35
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		$ 0.35
Outstanding Options, Number Outstanding		148,050
Outstanding Options, Weighted Average Remaining Contractual life		2 years 10 months 9 days
Options Exercisable, Number Outstanding		148,050
Options Exercisable, Weighted Average Remaining Contractual life		2 years 10 months 9 days
$0.620
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 0.620
Outstanding Options, Number Outstanding	3,283,033
Outstanding Options, Weighted Average Remaining Contractual life	3 years 3 days
Options Exercisable, Number Outstanding	3,283,033
Options Exercisable, Weighted Average Remaining Contractual life	3 years 3 days
$0.54
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		$ 0.54
Outstanding Options, Number Outstanding		2,843,996
Outstanding Options, Weighted Average Remaining Contractual life		3 years 4 months 2 days
Options Exercisable, Number Outstanding		2,843,996
Options Exercisable, Weighted Average Remaining Contractual life		3 years 4 months 2 days
$1.380
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 1.380
Outstanding Options, Number Outstanding	620,637
Outstanding Options, Weighted Average Remaining Contractual life	3 years 9 months 14 days
Options Exercisable, Number Outstanding	620,637
Options Exercisable, Weighted Average Remaining Contractual life	3 years 9 months 14 days
$0.62
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		$ 0.62
Outstanding Options, Number Outstanding		3,799,325
Outstanding Options, Weighted Average Remaining Contractual life		4 years 18 days
Options Exercisable, Number Outstanding		3,799,325
Options Exercisable, Weighted Average Remaining Contractual life		4 years 18 days
$1.410
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 1.410
Outstanding Options, Number Outstanding	5,362,160
Outstanding Options, Weighted Average Remaining Contractual life	4 years 21 days
Options Exercisable, Number Outstanding	5,362,160
Options Exercisable, Weighted Average Remaining Contractual life	4 years 21 days
$1.38
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		$ 1.38
Outstanding Options, Number Outstanding		979,480
Outstanding Options, Weighted Average Remaining Contractual life		4 years 11 months 12 days
Options Exercisable, Number Outstanding		979,480
Options Exercisable, Weighted Average Remaining Contractual life		4 years 11 months 12 days
$1.810
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 1.810
Outstanding Options, Number Outstanding	495,275
Outstanding Options, Weighted Average Remaining Contractual life	3 years 11 months 4 days
Options Exercisable, Number Outstanding	495,275
Options Exercisable, Weighted Average Remaining Contractual life	3 years 11 months 4 days
$1.41
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		$ 1.41
Outstanding Options, Number Outstanding		5,880,952
Outstanding Options, Weighted Average Remaining Contractual life		4 years 11 months 12 days
Options Exercisable, Number Outstanding		5,880,952
Options Exercisable, Weighted Average Remaining Contractual life		4 years 11 months 12 days
$2.740
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 2.740
Outstanding Options, Number Outstanding	5,534,285
Outstanding Options, Weighted Average Remaining Contractual life	8 years 1 month 17 days
Options Exercisable, Number Outstanding	2,531,209
Options Exercisable, Weighted Average Remaining Contractual life	8 years 3 days
$1.81
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		$ 1.81
Outstanding Options, Number Outstanding		706,880
Outstanding Options, Weighted Average Remaining Contractual life		5 years 5 months 15 days
Options Exercisable, Number Outstanding		706,880
Options Exercisable, Weighted Average Remaining Contractual life		5 years 5 months 15 days
$2.800
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 2.800
Outstanding Options, Number Outstanding	5,334,695
Outstanding Options, Weighted Average Remaining Contractual life	5 years 11 months 8 days
Options Exercisable, Number Outstanding	5,123,696
Options Exercisable, Weighted Average Remaining Contractual life	5 years 11 months 8 days
$2.74
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		$ 2.74
Outstanding Options, Number Outstanding		6,291,514
Outstanding Options, Weighted Average Remaining Contractual life		9 years 2 months 23 days
Options Exercisable, Number Outstanding		3,883,167
Options Exercisable, Weighted Average Remaining Contractual life		5 years 9 months 10 days
$2.850.
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 2.850
Outstanding Options, Number Outstanding	1,360,598
Outstanding Options, Weighted Average Remaining Contractual life	6 years 8 months 23 days
Options Exercisable, Number Outstanding	1,235,549
Options Exercisable, Weighted Average Remaining Contractual life	6 years 8 months 15 days
$2.80
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		$ 2.80
Outstanding Options, Number Outstanding		6,052,744
Outstanding Options, Weighted Average Remaining Contractual life		6 years 10 months 6 days
Options Exercisable, Number Outstanding		4,247,210
Options Exercisable, Weighted Average Remaining Contractual life		6 years 8 months 26 days
$2.850
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 2.850
Outstanding Options, Number Outstanding	47,000
Outstanding Options, Weighted Average Remaining Contractual life	9 years 8 months 8 days
Options Exercisable, Number Outstanding	11,750
Options Exercisable, Weighted Average Remaining Contractual life	9 years 8 months 8 days
$2.85
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		$ 2.85
Outstanding Options, Number Outstanding		1,743,275
Outstanding Options, Weighted Average Remaining Contractual life		7 years 8 months 1 day
Options Exercisable, Number Outstanding		971,053
Options Exercisable, Weighted Average Remaining Contractual life		7 years 7 months 9 days
$2.900
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 2.900
Outstanding Options, Number Outstanding	7,359,646
Outstanding Options, Weighted Average Remaining Contractual life	7 years 7 days
Options Exercisable, Number Outstanding	5,171,048
Options Exercisable, Weighted Average Remaining Contractual life	6 years 11 months 19 days
$2.90
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		$ 2.90
Outstanding Options, Number Outstanding		8,120,490
Outstanding Options, Weighted Average Remaining Contractual life		8 years 10 days
Options Exercisable, Number Outstanding		3,602,295
Options Exercisable, Weighted Average Remaining Contractual life		7 years 11 months 1 day
$3.020
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 3.020
Outstanding Options, Number Outstanding	3,436,058
Outstanding Options, Weighted Average Remaining Contractual life	5 years 29 days
Options Exercisable, Number Outstanding	3,436,058
Options Exercisable, Weighted Average Remaining Contractual life	5 years 29 days
$3.02
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		$ 3.02
Outstanding Options, Number Outstanding		4,189,177
Outstanding Options, Weighted Average Remaining Contractual life		5 years 9 months 25 days
Options Exercisable, Number Outstanding		365,953
Options Exercisable, Weighted Average Remaining Contractual life		8 years 5 months 19 days
$3.070
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 3.070
Outstanding Options, Number Outstanding	879,566
Outstanding Options, Weighted Average Remaining Contractual life	7 years 5 months 15 days
Options Exercisable, Number Outstanding	551,738
Options Exercisable, Weighted Average Remaining Contractual life	7 years 4 months 24 days
$3.07
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		$ 3.07
Outstanding Options, Number Outstanding		1,095,617
Outstanding Options, Weighted Average Remaining Contractual life		8 years 6 months 10 days
Options Exercisable, Number Outstanding		193,875
Options Exercisable, Weighted Average Remaining Contractual life		9 years 2 months 15 days
$3.900
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 3.900
Outstanding Options, Number Outstanding	1,184,889
Outstanding Options, Weighted Average Remaining Contractual life	8 years 10 months 2 days
Options Exercisable, Number Outstanding	352,049
Options Exercisable, Weighted Average Remaining Contractual life	8 years 6 months 21 days
$3.90
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		$ 3.90
Outstanding Options, Number Outstanding		1,413,760
Outstanding Options, Weighted Average Remaining Contractual life		9 years 11 months 12 days
Options Exercisable, Weighted Average Remaining Contractual life		0 years
$7.870
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 7.870
Outstanding Options, Number Outstanding	983,552
Outstanding Options, Weighted Average Remaining Contractual life	9 years 1 month 6 days
Options Exercisable, Weighted Average Remaining Contractual life	0 years
$9.990
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 9.990
Outstanding Options, Number Outstanding	37,600
Outstanding Options, Weighted Average Remaining Contractual life	9 years 8 months 8 days
Options Exercisable, Weighted Average Remaining Contractual life	0 years